Trade Payables and Accruals	12 Months Ended
Jan. 31, 2022
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Trade Payables and Accruals
13.	TRADE PAYABLES AND ACCRUALS
The Company’s trade payables and accruals were as follows, as at:

	January 31, 2022	January 31, 2021
Trade payables	$965.3	$814.7
Wages and related employee accruals	207.1	195.0
Other accruals	450.5	286.8
Total trade payables and accruals	$1,622.9	$1,296.5